MATERIAL ACCOUNTING POLICIES (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Jan. 31, 2022
Disclosure of significant accounting policies [line items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Personal assets tax rate	0.50%
Legal reserve allowed proportion of subscribed capital adjustment	20.00%
Proportion of ownership interest in subsidiary	16.00%
Shares distributed (in shares)	50,288	65,624	17,473	17,473	10,069
- Ferrosur Roca S.A.
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Non-controlling interest | - Ferrosur Roca S.A.
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	20.00%
Minimum
Disclosure of significant accounting policies [line items]
Period of credit given to customers	20 days
Maximum
Disclosure of significant accounting policies [line items]
Period of credit given to customers	35 days
Legal reserve as percentage of net income	5.00%